Summary of Material Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Summary of Material Accounting Policies [Line Items]
Comprehensive income	$ (37,878,423)	$ (47,746,163)	$ (35,339,444)
Net cash outflows from operations	(36,645,477)	(22,975,935)	(23,201,798)
Cash and cash equivalents	29,116,835	18,575,040	$ 11,699,066	$ 26,979,105
Net current assets	$ 337,093	288,215
Maximum overdue days	30 days
Going concern [Member]
Summary of Material Accounting Policies [Line Items]
Net current assets		$ 24,921,003